Management Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Key Input Assumptions Utilized in Valuation and Recognition of Units Granted

The key input assumptions that were utilized in the valuation and recognition of units granted during the fiscal years 2012, 2013 and 2014 are summarized in the table below:

	December 25, 2012	December 31, 2013	December 30, 2014
Vesting period	5 years	5 years	5 years
Risk-free interest rate	1.1% - 1.6%	1.3% - 2.0%	2.2% - 2.3%
Dividend yield rate	0%	0%	0%
Price volatility	39.8%	38.7%	32.3%
Expected term	7.5 years	7.5 years	5.5 years

Total Unrecognized Stock Based Compensation Expense Expected To Be Recognized Over Future Years

As of December 30, 2014 there was approximately $3.3 million of total unrecognized stock-based compensation expense related to these units. That cost is expected to be recognized over future years as follows:

Fiscal year end
2015	$818,000
2016	777,000
2017	717,000
2018	659,000
2019	327,000

$3,298,000

Non-Qualified Stock Options [Member]
Summary of Stock Option Activity

The following table sets forth information about the fair value of the non-qualified stock option grants on the date of grant using the Black-Scholes option-pricing model and the weighted average assumptions used for such a grant for the 39 weeks ended September 29, 2015:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at December 30, 2014	16,666	$18.00
Granted	148,594	$32.12
Forfeited	(1,000)	$32.32
Exercised	—

Outstanding and expected to vest at September 29, 2015	164,260	$30.69	9.53	$—

Exercisable at September 29, 2015	—

Restricted Stock Units (RSUs) [Member]
Summary of Stock-Based Compensation Activity Related to Restricted Stock Options

A summary of stock-based compensation activity related to restricted stock units for the 39 weeks ended September 29, 2015 are as follows:

	Units	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at December 30, 2014	—
Granted	52,926	$32.04
Forfeited	(500)	$32.32
Vested	—

Outstanding and expected to vest at September 29, 2015	52,426	$32.04	9.59	$—

2014 Omnibus Incentive Plan [Member]
Summary of Stock Option Activity

The following table sets forth information about the fair value of the stock option grant on the date of grant using the Black-Scholes option-pricing model and the weighted average assumptions used for such a grant:

	Fiscal year ended December 30, 2014
	Options	Weighted Average Exercise Price
Beginning Balance	—

Granted	16,667	$18.00
Forfeitures	—
Exercised	—
Exchanged	—

Ending Balance	16,667	$18.00

Exercisable	—	$—

Disclosure Information
Weighted average fair value of options granted		$5.14
Dividend yield		0.0%
Risk-free interest rate		2.03%
Volatility		32.3%
Forfeiture rate		5.2%
Expected term (years)		5.5
Weighted-average period over which the total compensation cost of non-vested options is expected to be recognized (months)		35

Habit Restaurants LLC Management Incentive Plan [Member]
Summary of Stock Option Activity

The following table summarizes the activity under the Plan during the period from December 27, 2011 through December 30, 2014:

		Weighted Average
	Number of Class C units	Conversion Price	Remaining Contractual Term (Years)
Outstanding at December 27, 2011	28,103	$127.79

Granted	2,850	$226.00

Outstanding at December 25, 2012	30,953	$136.14

Granted	1,850	$292.00
Forfeited	(650)	$184.00
Exercised	(700)	$110.00

Outstanding at December 31, 2013	31,453	$145.58	6.00

Granted	14,574	$499.81
Forfeited	(675)	$178.15
Exercised	(825)	$133.94
Exchanged	(44,527)	$261.25

Outstanding at December 30, 2014	—	—	NA